Consolidated statements of income - EUR (€)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Revenue Table
Health care services	€ 3,208,795,000	€ 3,769,339,000
Health care products	766,834,000	778,781,000
Revenue	3,975,629,000	4,548,120,000
Costs of revenue:
Health care services	2,434,324,000	2,630,241,000
Health care products	338,556,000	326,218,000
Costs of revenue	2,772,880,000	2,956,459,000
Gross Profit	1,202,749,000	1,591,661,000
Operating (income) expenses:
Selling, general and administrative	691,880,000	923,131,000
Research and development	31,897,000	32,136,000
Income from equity method investees	(17,904,000)	(14,885,000)
Operating income	496,876,000	651,279,000
Other (income) expense:
Interest income	(24,155,000)	(28,686,000)
Interest expense	104,131,000	121,414,000
Income before income taxes	416,900,000	558,551,000
Income tax expense	87,191,000	181,568,000
Net income	329,709,000	376,983,000
Net income attributable to noncontrolling interests	51,154,000	68,808,000
Net income attributable to shareholders of FMC-AG & Co. KGaA	€ 278,555,000	€ 308,175,000
Basic earnings per share (in dollars per share)	€ 0.91	€ 1.01
Fully diluted earnings per share (in dollars per share)	€ 0.91	€ 1